Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent events

Note 6:- Subsequent events

a.	Regarding the end of the labor strike in the Company’s manufacturing plant at Beit Kama, Israel please refer to Note 3ii.

b.	During May 2022, the Company terminated a distribution agreement with a third-party engaged to distribute the Company’s proprietary products in Russia and Ukraine (the “Distributor”), and a power of attorney granted, in connection with such distribution agreement, to an affiliate of the Distributor (the “Affiliate). On July 18, 2022, the Affiliate notified the Company of the filing of a request for a conciliation hearing with the Court in Geneva relying on the terminated power of attorney and seeking damages for the alleged inability to sell the remaining product inventory previously acquired from the Company and compensation for the lost customer base. The purpose of a conciliation hearing is to explore the possibility of an out-of-court settlement and not to address the merits of the claims. The outcome of such hearing is not binding. Nonetheless, the conciliation request has not yet been formally served upon the Company, which is a procedural request to proceed with the hearing. At this stage, it is not possible to assess the prospects and scope of any claims against the Company and any potential liabilities as such conciliation request is an initial procedure and the claims are not fully substantiated. The Company intends to vigorously defend itself against any claims if and when they arise from these matters.